Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured and recorded at fair value on a recurring basis

December 31, 2019	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Liabilities
Consideration payable for acquisition			(12,710)	(12,710)

Total	—	—	(12,710)	(12,710)